                                                       1933 Act File No. 33-3164
                                                      1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  47    ....................            X

                                and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

    Amendment No.   40   ...................................            X

                        FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

     x      immediately upon filing pursuant to paragraph (b)
            on ____________ pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(i)
            on ____________ pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii)
            on ____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                              Copies To:

  Matthew G. Maloney, Esquire
  Dickstein Shapiro Morin & Oshinsky LLP
  2101 L Street, N.W.
  Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

(formerly, Federated Intermediate Income Fund)

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A Portfolio of Federated Income Securities Trust

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PROSPECTUS

June 30, 2004

INSTITUTIONAL SHARES

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A mutual fund seeking to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 17

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem Shares 19

Account and Share Information 21

Who Manages the Fund? 22

Legal Proceedings 24

Financial Information 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be "foreign securities," as that term is defined in this prospectus. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein.

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The Fund intends to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund's dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Call and Prepayment Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Liquidity Risks. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
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  Risks Associated with Complex CMOs. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Investing in Derivative Contracts. Changes in the value of the derivative contract and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.63%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 6.69% (quarter ended June 30, 1995). Its lowest quarterly return was (2.22)% (quarter ended March 31, 1996).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Intermediate Credit Index (LBIC),1 Lehman Brothers U.S. Government/ Credit Index (LBGC), Lehman Brothers U.S. Credit Bond Index (LBCB), Lehman Brothers U.S. Intermediate Government/Credit Index (LBIGC), broad-based market indexes and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA), an average of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years
Institutional Shares:
Return Before Taxes	6.30%	6.32%	6.83%
Return After Taxes on Distributions[2]	4.37%	3.84%	4.24%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.07%	3.82%	4.19%
LBIC	6.91%	7.22%	7.19%
LBGC	4.67%	6.66%	6.98%
LBCB	7.70%	7.11%	7.42%
LBIGC	4.31%	6.65%	6.63%
LIIGDFA	4.01%	5.04%	5.55%

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1 The Fund has elected to change its index to the LBIC, since the LBIC is more representative of the securities typically held by the Fund. This change is consistent with the change of the Fund's name to "Federated Intermediate Corporate Bond Fund" in March 2004 and its related policies.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE CORPORATE BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%

1 The percentages shown are based on expenses for the entire fiscal year ended April 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.38%
Total Actual Annual Fund Operating Expenses (after waivers)	0.55%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.37% for the fiscal year ended April 30, 2004.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder service fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2004.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	95

3 Years	$	296

5 Years	$	515

10 Years	$	1,143

What are the Fund's Investment Strategies?

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The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, consisting primarily of corporate debt securities, U.S. government issued mortgage-backed securities, and U.S. Treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

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Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage-backed securities) in order to complete the analysis.

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Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. Treasury securities and non- mortgage-backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

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The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return. Some of the corporate debt securities in which the Fund invests are considered to be "foreign securities," as that term is defined in the prospectus. For example, a corporate debt security will be treated as a "foreign security" if the issuer derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country. The foreign securities in which the Fund invests will be predominately denominated in the U.S. dollar.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

The Adviser may opportunistically invest in derivative contracts or hybrid instruments to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts or hybrid instruments. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives or hybrids that are designed to have risk/return characteristics similar to the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the investment grade debt market. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.

Because the Fund refers to corporate fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in corporate fixed income investments.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed-income securities in which the Fund may invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Foreign Securities

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Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

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The foreign securities in which the Fund invests will be predominantly denominated in the U.S. dollar. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps and caps and floors.

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SPECIAL TRANSACTIONS

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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Credit Linked Notes

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A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

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ASSET COVERAGE

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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SECURITIES LENDING

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.

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Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed-income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

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RISKS OF FOREIGN INVESTING

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

Liquidity Risks

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
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  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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Leverage Risks

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions use the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.34	$ 9.88	$9.86	$9.45	$10.07
Income From Investment Operations:
Net investment income	0.50	0.60	0.62 [1]	0.65	0.62
Net realized and unrealized gain (loss) on investments	(0.17)	0.46	0.02 [1]	0.41	(0.60)

TOTAL FROM INVESTMENT OPERATIONS	0.33	1.06	0.64	1.06	0.02

Less Distributions:
Distributions from net investment income	(0.49)	(0.60)	(0.62)	(0.65)	(0.62)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.49)	(0.60)	(0.62)	(0.65)	(0.64)

Net Asset Value, End of Period	$10.18	$10.34	$9.88	$9.86	$ 9.45

Total Return[2]	3.28%	11.08%	6.55%	11.54%	0.30%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	4.78%	5.97%	6.16%[1]	6.72%	6.48%

Expense waiver/reimbursement[3]	0.38%	0.38%	0.37%	0.35%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$264,566	$241,837	$293,262	$300,289	$294,644

Portfolio turnover	68%	52%	45%	43%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi- Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 31420C407

3090804A-IS (6/04)

Federated Investors
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

(formerly, Federated Intermediate Income Fund)

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A Portfolio of Federated Income Securities Trust

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PROSPECTUS

June 30, 2004

INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 15

What Do Shares Cost? 18

How is the Fund Sold? 19

How to Purchase Shares 19

How to Redeem Shares 21

Account and Share Information 23

Who Manages the Fund? 24

Legal Proceedings 25

Financial Information 27

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. Some of the corporate debt securities in which the Fund invests are considered to be "foreign securities," as that term is defined in this prospectus. The foreign securities in which the Fund invests will be predominately denominated in U.S. dollars. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein.

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The Fund intends to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund's dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed-income security becomes payable. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
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  Call and Prepayment Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Liquidity Risks. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
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  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
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  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
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  Risks Associated with Complex CMOs. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
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  Risks of Investing in Derivative Contracts. Changes in the value of the derivative contract and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.57%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 6.62% (quarter ended June 30, 1995). Its lowest quarterly return was (2.28)% (quarter ended March 31, 1996).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Intermediate Credit Index (LBIC),1 Lehman Brothers U.S. Government/Credit Index (LBGC), Lehman Brothers U.S. Credit Bond Index (LBCB), Lehman Brothers U.S. Intermediate Government/Credit Index (LBIGC), broad-based market indexes and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA), an average of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years
Institutional Service Shares:
Return Before Taxes	6.04%	6.05%	6.56%
Return After Taxes on Distributions[2]	4.21%	3.68%	4.08%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.90%	3.67%	4.03%
LBIC	6.91%	7.22%	7.19%
LBGC	4.67%	6.66%	6.98%
LBCB	7.70%	7.11%	7.42%
LBIGC	4.31%	6.65%	6.63%
LIIGDFA	4.01%	5.04%	5.55%

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1 The Fund has elected to change its index to the LBIC, since the LBIC is more representative of the securities typically held by the Fund. This change is consistent with the change of the Fund's name to "Federated Intermediate Corporate Bond Fund" in March 2004 and its related policies.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE CORPORATE BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.18%

1 The percentages shown are based on expenses for the entire fiscal year ended April 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2004.

Total Waivers of Fund Expenses	0.38%
Total Actual Annual Fund Operating Expenses (after waivers)	0.80%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.37% for the fiscal year ended April 30, 2004.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2004.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	120

3 Years	$	375

5 Years	$	649

10 Years	$	1,432

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What are the Fund's Investment Strategies?

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The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment-grade, fixed-income securities, consisting primarily of corporate debt securities, U.S. government issued mortgage-backed securities, and U.S. Treasury and agency securities. Investment-grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

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Within the Fund's three- to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

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  current and expected U.S. growth;
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  current and expected interest rates and inflation;
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  the Federal Reserve Board's monetary policy; and
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  changes in the supply of or demand for U.S. government securities.
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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage-backed securities) in order to complete the analysis.

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Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset- and mortgage-backed securities generally offer higher yields versus U.S. Treasury securities and non- mortgage-backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset- and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

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The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return. Some of the corporate debt securities in which the Fund invests are considered to be "foreign securities," as that term is defined in the prospectus. For example, a corporate debt security will be treated as a "foreign security" if the issuer derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country. The foreign securities in which the Fund invests will be predominately denominated in the U.S. dollar.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

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The Adviser may opportunistically invest in derivative contracts or hybrid instruments to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts or hybrid instruments. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives or hybrids that are designed to have risk/return characteristics similar to the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the investment grade debt market. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.

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Because the Fund refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in corporate fixed-income investments.

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HEDGING

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

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed-income securities in which the Fund may invest:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Foreign Securities

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Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

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The foreign securities in which the Fund invests will be predominantly denominated in the U.S. dollar. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps and caps and floors.

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SPECIAL TRANSACTIONS

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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Credit Linked Notes

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A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

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ASSET COVERAGE

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

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES

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

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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SECURITIES LENDING

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.

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Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed-income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

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RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

LIQUIDITY RISKS

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
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  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
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LEVERAGE RISKS

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions use the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.34	$ 9.88	$9.86	$9.45	$10.07
Income From Investment Operations:
Net investment income	0.47	0.58	0.59 [1]	0.63	0.60
Net realized and unrealized gain (loss) on investments	(0.16)	0.46	0.02 [1]	0.41	(0.60)

TOTAL FROM INVESTMENT OPERATIONS	0.31	1.04	0.61	1.04	0.00

Less Distributions:
Distributions from net investment income	(0.47)	(0.58)	(0.59)	(0.63)	(0.60)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.47)	(0.58)	(0.59)	(0.63)	(0.62)

Net Asset Value, End of Period	$10.18	$10.34	$9.88	$9.86	$ 9.45

Total Return[2]	3.02%	10.81%	6.29%	11.26%	0.05%

Ratios to Average Net Assets:

Expenses	0.80%	0.80%	0.80%	0.81%	0.80%

Net investment income	4.53%	5.69%	5.91%[1]	6.46%	6.24%

Expense waiver/reimbursement[3]	0.38%	0.38%	0.37%	0.34%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$68,292	$56,080	$43,461	$36,206	$18,159

Portfolio turnover	68%	52%	45%	43%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated April 30, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated June 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi- Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 31420C506

3090804A-SS (6/04)

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FEDERATED INTERMEDIATE CORPORATE BOND FUND

(formerly, Federated Intermediate Income Fund)
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A Portfolio of Federated Income Securities Trust
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STATEMENT OF ADDITIONAL INFORMATION
June 30, 2004

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction with the prospectuses  for Federated  Intermediate  Corporate
Bond Fund (Fund) Institutional Shares and Institutional Service Shares (Shares),
dated June 30,  2004.  This SAI  incorporates  by  reference  the Fund's  Annual
Report.  Obtain the  prospectuses or the Annual Report without charge by calling
1-800-341-7400.

3090804B (6/04)

CONTENTS
How is the Fund Organized?.......................
Investment Strategies............................
Securities in Which the Fund Invests.............
What Do Shares Cost?.............................
How is the Fund Sold?............................
Subaccounting Services...........................
Redemption in Kind...............................
Massachusetts Partnership Law....................
Account and Share Information....................
Tax Information..................................
Who Manages and Provides Services to the Fund?...
How Does the Fund Measure Performance?...........
Who is Federated Investors, Inc.?................
Investment Ratings...............................
Addresses........................................
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HOW IS THE FUND ORGANIZED?

The  Fund is a  diversified  portfolio  of  Federated  Income  Securities  Trust
(Trust).  The  Trust is an  open-end,  management  investment  company  that was established  under the laws of the  Commonwealth of Massachusetts on January 24,
1986. The Trust may offer separate  series of shares  representing  interests in separate portfolios of securities.

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The Board of Trustees (the "Board") has established two classes of shares of the
Fund, known as Institutional  Shares and Institutional  Service Shares. This SAI
relates to both  classes of Shares.  The Fund  changed  its name from  Federated
Intermediate Income Fund to Federated  Intermediate Corporate Bond Fund on March
10,  2004.  The Fund's  investment  adviser is Federated  Investment  Management
Company (Adviser).

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INVESTMENT STRATEGIES

The Fund's average portfolio maturity  represents an average based on the actual stated  maturity dates of the debt  securities in the Fund's  portfolio,  except
that:   (1)   variable-rate   securities  are  deemed  to  mature  at  the  next
interest-rate   adjustment  date,  unless  subject  to  a  demand  feature;  (2)
variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate  adjustment date or the date on which principal can be recovered  through  demand;  (3)  floating-rate  securities  subject to a demand  feature are deemed to mature on the date on which the  principal  can be recovered through demand; (4) the maturity of mortgage-backed  and certain other asset  backed  securities  is  determined  on an  "expected  life"  basis by the
Adviser;  and (5) the use of  derivative  contracts  and certain  Collateralized
Mortgage   Obligations  (CMOs)  for  hedging   transactions  may  cause  certain
securities  to be deemed to have a longer or  shorter  maturity  than they would otherwise have if such instruments  were not used. In addition,  a security that is subject to redemption at the option of the issuer on a particular date ("call date"),  which is prior to the  security's  stated  maturity,  may be  deemed to mature on the call date rather than on its stated  maturity  date. The call date of a security  will be used to calculate  average  portfolio  maturity  when the
Adviser reasonably anticipates, based upon information available to it, that the issuer will  exercise its right to redeem the  security.  The average  portfolio maturity  of the Fund is  dollar-weighted  based  upon the  market  value of the
Fund's securities at the time of calculation.

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

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FIXED INCOME SECURITIES

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Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund may invest:

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds.

Other GSE securities receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is authorized to purchase  specified amounts of  securities  issued by (or  otherwise  make funds  available  to) the
Federal Home Loan Bank System,  Federal Home Loan Mortgage Corporation,  Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities  have no explicit  financial  support,  but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.  A Fund treats mortgage -backed securities  guaranteed by a
GSE as if issued or  guaranteed by a federal  agency.  Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

SURPLUS NOTES

Surplus  notes are  subordinated  debt  instruments  issued by mutual  and stock insurance companies. Mutual insurance companies generally issue surplus notes to raise  capital.  Stock  insurance  companies  primarily  issue  surplus notes in transactions  with  affiliates.  Surplus notes are treated by insurers as equity capital, or "surplus" for regulatory reporting purposes. Surplus notes typically are subordinated to any other debt.

CAPITAL SECURITIES

Capital  securities  are  subordinated  securities,  generally with a 30-50 year maturity and a 5-10 year call  protection.  Dividend  payments  generally can be deferred  by the  issuer  for up to 5  years.  These  securities  generally  are unsecured  and  subordinated  to all  senior  debt  securities  of  the  issuer, therefore,  principal and interest payments on capital securities are subject to a greater risk of default than senior debt securities.

STEP UP PERPETUAL SUBORDINATED SECURITIES

Step up perpetual subordinated  securities ("step ups") generally are structured as perpetual preferred  securities (with no stated maturity) with a 10-year call option. If the issue is not called, however, the coupon increases or "steps up,"
generally  150 to 250 basis  points  depending  on the issue and its  country of jurisdiction.  The step up  interest  rate acts as a punitive  rate which  would typically  compel  the  issuer  to call the  security.  Thus,  these  securities generally are priced as 10-year securities.

Municipal Securities

Municipal securities are issued by states, counties,  cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage  backed  securities  represent  interests  in pools of  mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage  backed  securities  come in a variety  of forms.  Many have  extremely
complicated   terms.  The  simplest  form  of  mortgage  backed  securities  are pass-through  certificates.  An issuer  of pass-  through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  onto  the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a  result,  the  holders  assume  all the  prepayment  risks  of the  underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs,  including interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments from an underlying  pass-through  certificate among holders of different classes of mortgage backed  securities.  This creates different prepayment and interest rate risks for each CMO class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the  performance of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential  pay CMO, one class of CMOs receives all principal  payments and prepayments.  The next class of CMOs receives all principal  payments  after the first class is paid off. This process repeats for each sequential  class of CMO.
As a result,  each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization  classes (TACs).  PACs and TACs are issued with companion  classes.
PACs and TACs receive  principal  payments and  prepayments at a specified rate.
The companion  classes receive  principal  payments and prepayments in excess of the specified rate. In addition,  PACs will receive the companion classes' share of principal  payments,  if  necessary,  to cover a shortfall in the  prepayment rate.  This helps PACs and TACs to control  prepayment  risks by increasing  the risks to their companion classes.

IOS AND POS

CMOs may  allocate  interest  payments to one class  (Interest  Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when prepayments  increase,  because the underlying  mortgages generate less interest payments.  However,  IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant  allocates  interest  payments  between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as  LIBOR.  The other  class  (Inverse  Floaters)  receives  any  remaining interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse Floater classes receive  correspondingly less interest) as interest  rates rise.  This shifts  prepayment  and interest rate risks from the
Floater to the Inverse  Floater  class,  reducing  the price  volatility  of the
Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES

CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any unallocated  payments,  CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens,  holders of Z class
CMOs receive all  payments  and  prepayments.  Similarly,  REMICs have  residual interests  that receive any mortgage  payments  not  allocated to another  REMIC class.

Asset Backed Securities

Asset  backed  securities  are  payable  from  pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed security.  Asset backed securities may take the form of commercial paper, notes, or  pass-through  certificates.  Asset backed  securities have prepayment risks.  Like CMOs,  asset backed  securities  may be structured  like  Floaters,
Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount  paid at  maturity  represents  interest  on the  zero  coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the interest rate and credit risks of a zero coupon  security.  A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero  coupon  securities.  Some are issued at a discount and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created  from  interest  bearing  bonds by  separating  the right to receive the bond's  coupon  payments  from the right to receive the bond's  principal due at maturity, a process known as coupon stripping.  Treasury STRIPs, IOs and POs are the most common forms of stripped  zero coupon  securities.  In  addition,  some securities give the issuer the option to deliver additional  securities in place of cash interest  payments,  thereby  increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank  instruments  are unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit  enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders  and  receives  reimbursement  from the  issuer.  Normally,  the  credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds. Credit enhancement also includes  arrangements where securities or other liquid assets secure payment of a fixed income security.  If a default  occurs,  these assets may be sold and the proceeds paid to security's holders.  Either form of credit  enhancement  reduces  credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to  exchange  for equity  securities  of the issuer at a specified  conversion  price.  The option allows the Fund to realize  additional returns if the market  price of the equity  securities  exceeds  the  conversion price.  For example,  the Fund may hold  securities  that are  convertible  into shares of common  stock at a  conversion  price of $10 per share.  If the market value of the shares of common  stock  reached  $12,  the Fund  could  realize an additional $2 per share by converting its securities.

Convertible  preferred  stock and  convertible  bonds pay or accrue  interest or dividends  at a  specified  rate.  The  rate  may be a fixed  percentage  of the principal or adjusted  periodically.  In addition,  the issuer of a  convertible bond must repay the principal  amount of the bond,  normally  within a specified time. Convertible preferred stock and convertible bonds provide more income than equity securities.

The Fund treats  convertible  securities as fixed income securities for purposes
of  its   investment   policies  and   limitations,   because  of  their  unique
characteristics.

Foreign Securities

Foreign  securities  are  securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

|X|  it is organized  under the laws of, or has a principal  office  located in, another country;

|X|  the principal trading market for its securities is in another country; or

|X|  it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities  are  subject  to  currency  risks  and risks of  foreign  investing.
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Foreign Government Securities

Foreign  government  securities  generally  consist of fixed  income  securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or development, international banking institutions and related government agencies.
Examples of these include,  but are not limited to, the  International  Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

Foreign   government   securities  also  include  fixed  income   securities  of
quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign  government  securities  include  mortgage-related  securities issued or guaranteed  by national,  state or  provincial  governmental  instrumentalities, including quasi-governmental agencies.

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FOREIGN EXCHANGE CONTRACTS

In order to  convert  U.S.  dollars  into the  currency  needed to buy a foreign security,  or to convert  foreign  currency  received from the sale of a foreign security into U.S.  dollars,  the Fund may enter into spot currency trades. In a spot trade,  the Fund agrees to exchange one currency for another at the current exchange  rate.  The Fund may also enter into  derivative  contracts  in which a foreign  currency  is an  underlying  asset.  The  exchange  rate  for  currency derivative  contracts may be higher or lower than the spot exchange rate. Use of these  derivative  contracts  may  increase or decrease  the Fund's  exposure to currency risks.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate and currency risks,  and may also expose the Fund to liquidity and leverage risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the  following  types of derivative  contracts,  including combinations thereof:

FUTURES CONTRACTS

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the  definition  of the term  "commodity  pool  operator"  under  the  Commodity
Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity  pool  operator  under  that Act.  Futures  contracts  traded  OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.

OPTIONS

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  The seller (or  writer) of the option  receives a payment,  or premium, from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises)  the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide  variety of  underlying  assets or  instruments,
including  financial  indices,   individual  securities,  and  other  derivative
instruments,  such as futures  contracts.  Options  that are  written on futures contracts  will be subject to margin  requirements  similar to those  applied to futures contracts.

The Fund may buy or sell the following types of options:

Call Options

A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer)  of the option.  The Fund may use call  options in the following ways:

|X|  Buy  call  options  on  indices,  individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation  of an  increase  in the  value  of the  underlying  asset  or instrument; and

|X|  Write  call  options  on  indices,  portfolio  securities,  index  futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from  premiums,  and in  anticipation  of a decrease or only limited increase in the value of the  underlying  asset.  If a call  written by the
     Fund is exercised,  the Fund foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise  price plus the premium received.

Put Options

A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The Fund may use put options in the following ways:

|X|  Buy  put  options  on  indices,   individual  securities,   index  futures,
     currencies  (both  foreign  and  U.S.  dollar)  and  financial  futures  in anticipation of a decrease in the value of the underlying asset; and

|X|  Write  put  options  on  indices,  portfolio  securities,   index  futures,
     currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums,  and in  anticipation  of an increase or only limited decrease in the value of the underlying  asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options,  as needed, to close out existing option positions.

SWAPS

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated  principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same principal  amount,  for a specific period.
For  example,  a $10  million  LIBOR  swap  would  require  one party to pay the equivalent of the London Interbank Offer Rate of interest (which  fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps And Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest  rate or index goes above (Cap) or below  (Floor) a certain level in return for a fee from the other party.

Total Rate of Return Swaps

Total  rate of return  swaps  are  contracts  in which one party  agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps

A credit default swap is an agreement between two parties (the "Counterparties")
whereby one party (the "Protection Buyer") agrees to make payments over the term of the  CDS to  another  party  (the  "Protection  Seller"),  provided  that  no designated event of default (an "Event of Default") occurs on an underlying bond
(the  "Reference  Bond")  has  occurred.  If an Event  of  Default  occurs,  the
Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the  Reference  Bond in exchange  for the  Reference  Bond or another similar  bond  issued by the  issuer  of the  Reference  Bond (the  "Deliverable
Bond"). The Counterparties  agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. The Fund may be either the  Protection
Buyer or the Protection  Seller in a CDS. Under normal  circumstances,  the Fund will enter into a CDS for hedging purposes (as Protection  Buyer) or to generate additional income (as Protection  Seller). If the Fund is a Protection Buyer and
no Event of Default occurs,  the Fund will lose its entire investment in the CDS
(i.e., an amount equal to the payments made to the Protection Seller).  However, if an Event of Default occurs,  the Fund (as Protection  Buyer) will deliver the
Deliverable  Bond and receive a payment equal to the full notional  value of the
Reference  Bond,  even though the Reference Bond may have little or no value. If the Fund is the Protection Seller and no Event of Default occurs,  the Fund will receive a fixed rate of income  throughout the term of the CDS.  However,  if an
Event of Default occurs, the Fund (as Protection Seller) will pay the Protection
Buyer the full notional value of the Reference Bond and receive the  Deliverable
Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Bond. For example,  a CDS may increase credit risk since the Fund has  exposure to both the issuer of the  Reference  Bond and the Counterparty to the CDS.

HYBRID INSTRUMENTS

Hybrid  instruments  combine  elements  of  derivative  contracts  with those of another security  (typically a fixed income  security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also  include  convertible  securities  with  conversion  terms  related  to  an underlying asset or benchmark.

The risks of investing in hybrid instruments  reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid  instrument may entail significant  risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater  interest rate risks than traditional  instruments.  Moreover, depending on the structure of the particular  hybrid,  it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES

A credit  linked note ("CLN") is a type of hybrid  instrument in which a special purpose entity issues a structured  note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate  bonds.  The purchaser of the CLN (the  "Note  Purchaser")  invests a par  amount  and  receives a payment during  the term of the CLN that  equals a fixed or  floating  rate of  interest equivalent to a high rated funded asset (such as a bank  certificate of deposit)
plus an  additional  premium  that  relates to taking on the  credit  risk of an identified  bond (the  "Reference  Bond").  Upon  maturity of the CLN,  the Note
Purchaser  will  receive a payment  equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of
Default") with respect to the Reference Bond nor a  restructuring  of the issuer of the  Reference  Bond (a  "Restructuring  Event")  or (ii)  the  value  of the
Reference  Bond, if an Event of Default or a  Restructuring  Event has occurred.
Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical  deliver of the Reference  Bond in the event of an Event of Default or a Restructuring Event.


SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter- fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

For example,  inter-fund  lending is  permitted  only:  (a) to meet  shareholder redemption  requests;  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when  issued  transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its Shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

DOLLAR ROLLS

Dollar rolls are  transactions  where the Fund sells mortgage backed  securities with a commitment to buy similar, but not identical,  mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage backed securities.  Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund may lend  portfolio  securities  to  borrowers  that the Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities  lending  activities  are subject to  interest  rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with  derivatives  contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting  transaction  or set aside readily  marketable  securities  with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage  backed  securities  primarily  by  investing in another investment company (which is not available for general investment by the public)  that owns those  securities  and that is advised by an affiliate of the
Adviser.  This other investment company is managed independently of the Fund and may incur additional administrative expenses.  Therefore, any such investment by the Fund may be subject to duplicate  expenses.  However,  the Adviser  believes that  the  benefits  and  efficiencies  of this  approach  should  outweigh  the potential  additional  expenses.  The Fund may also  invest  in such  securities directly.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Interest Rate Risks

|X|  Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

|X|  Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

|X|  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

|X|  Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's Investor  Service.  These services assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  the Fund must rely entirely  upon the Adviser's  credit assessment.

|X|  Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

|X|  Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

|X|  Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

|X|  If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

|X|  Generally, homeowners have the option to prepay their mortgages at any time
     without  penalty.   Homeowners  frequently  refinance  high  interest  rate
     mortgages  when  mortgage  rates fall.  This results in the  prepayment  of
     mortgage  backed   securities  with  higher  interest  rates.   Conversely,
     prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage  backed  securities with lower interest rates.
     Other  economic  factors  can  also  lead  to  increases  or  decreases  in prepayments. Increases in prepayments of high interest rate mortgage backed securities,  or decreases in  prepayments  of lower  interest rate mortgage backed  securities,  may  reduce  their  yield and  price.  These  factors,
     particularly   the   relationship   between  interest  rates  and  mortgage
     prepayments  makes the price of mortgage  backed  securities  more volatile than many other types of fixed income  securities  with  comparable  credit risks.

|X|  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield.  The  difference  between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A  security's  spread may also  increase  if the  security  is perceived  to have an increased  prepayment  risk or perceived to have less market  demand.  An  increase  in the  spread  will  cause the price of the security to decline.

|X|  The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Liquidity Risks

|X|  Trading  opportunities  are more limited for fixed income  securities  that
     have  not  received  any  credit  ratings,   have  received  ratings  below
     investment grade or are not widely held.

|X|  Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security,  sell other  securities to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

|X|  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

|X|  OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Associated with Complex CMOs

|X|  CMOs with complex or highly variable  prepayment  terms,  such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater
     market,   prepayment  and  liquidity   risks  than  other  mortgage  backed
     securities.  For example,  their prices are more volatile and their trading market may be more limited.

Risks of Foreign Investing

|X|  Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

|X|  Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States.  Foreign  companies may also receive less coverage than U.S.
     companies by market analysts and the financial press. In addition,  foreign countries may lack uniform  accounting,  auditing and  financial  reporting standards or regulatory requirements comparable to those applicable to U.S.
     companies.  These  factors  may  prevent  the  Fund  and its  Adviser  from obtaining  information  concerning  foreign  companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

|X|  Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect the  liquidity  of the Fund's investments.

Currency Risks

|X|  Exchange rates for currencies  fluctuate daily. The combination of currency risk and market risks tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the United States.

|X|  The Adviser  attempts to manage  currency  risk by limiting  the amount the
     Fund invests in securities  denominated in a particular currency.  However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Leverage Risks

|X|  Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

|X|  Investments  can have these same  results if their  returns  are based on a multiple of a specified index, security, or other benchmark.


Risks of Investing in Derivative Contracts and Hybrid Instruments

The Fund's  use of  derivative  contracts  involves  risks  different  from,  or
possibly  greater  than,  the  risks  associated  with  investing   directly  in
securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated  with  changes  in the value of the  underlying  asset or if they are correlated,  may move in the opposite  direction  than  originally  anticipated.
Second, while some strategies involving derivatives may reduce the risk of loss, they may also  reduce  potential  gains or, in some  cases,  result in losses by offsetting  favorable price movements in portfolio  holdings.  Third, there is a risk that  derivatives  contracts  and hybrid  instruments  may be  mispriced or improperly  valued and, as a result,  the Fund may need to make  increased  cash
payments  to  the  counterparty.   Finally,   derivative  contracts  and  hybrid
instruments  may  cause  the  Fund  to  realize  increased  ordinary  income  or short-term  capital  gains  (which are  treated as  ordinary  income for Federal income tax purposes) and, as a result,  may increase  taxable  distributions  to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

Fundamental Investment Objective

The Fund's  investment  objective is to provide current  income.  The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not  purchase  securities  of any one issuer  (other  than cash;  cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money,  directly or indirectly,  and issue senior securities to the maximum extent  permitted under the Investment  Company Act of 1940 (1940
Act).

Investing in Real Estate

The Fund may not purchase or sell real estate,  provided  that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in  securities  that are secured by real estate or interests  therein.
The Fund may exercise its rights under  agreements  relating to such securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical  commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite  the  securities of other  issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing  debt  obligations,  entering into  repurchase  agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Fund will not  purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities,  and  further  provided  that the Fund may make  margin  deposits in connection  with its use of  financial  options  and  futures,  forward and spot
currency   contracts,   swap  transactions  and  other  financial  contracts  or
derivative instruments.

Pledging Assets

The Fund will not mortgage,  pledge, or hypothecate any of its assets,  provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Investing in Illiquid Securities

The Fund will not purchase  securities  for which there is no readily  available market,  or enter into repurchase  agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

For purposes of the  concentration  limitation:  (a) utility  companies  will be divided  according  to their  services  (for  example,  gas,  gas  transmission, electric and telephone  will be considered a separate  industry);  (b) financial service  companies  will be  classified  according  to the end  users  of  their services (for example,  automobile finance, bank finance and diversified finance will each be considered a separate  industry);  and (c) asset-backed  securities will be classified  according to the underlying assets securing such securities.
To conform to the current view of the SEC that only  domestic  bank  instruments may  be  excluded  from  industry  concentration  limitations,  as a  matter  of non-fundamental  policy, the Fund will not exclude foreign bank instruments from industry  concentration  limits  as long as the  policy  of the SEC  remains  in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry,  will be deemed to constitute  investment in an industry,  except when held for temporary defensive  purposes.  The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental  policy, for purposes of the commodities  policy, investments in transactions  involving  futures  contracts and options,  forward currency contracts,  swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the  time  of  investment  to be  "cash  items"  and  "bank
instruments."   Except  with  respect  to  borrowing   money,  if  a  percentage
limitations  is  adhered  to at the  time of  investment,  a later  increase  or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

|X|  futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such  exchanges.  Options traded in the OTC market are generally valued  according to the mean between the last bid and the last asked price for the  option as  provided  by an  investment  dealer or other  financial institution that deals in the option. The Board may determine in good faith that another  method of valuing such  investments  is necessary to appraise their fair market value;

|X|  for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|X|  for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock Exchange (NYSE).  In computing its net asset value
(NAV),  the Fund values  foreign  securities at the latest  closing price on the exchange on which they are traded  immediately prior to the closing of the NYSE.
Certain  foreign  currency  exchange  rates may also be determined at the latest rate prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign currencies are  translated  into U.S.  dollars at current  rates.  Occasionally, events that affect these values and exchange  rates may occur  between the times at which  they are  determined  and the  closing  of the  NYSE.  If such  events materially  affect the value of portfolio  securities,  these  securities may be valued at their fair  value as  determined  in good  faith by the Fund's  Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's  NAV per Share  fluctuates  and is based on the  market  value of all securities  and other  assets of the Fund.  The NAV for each class of Shares may differ due to the  variance in daily net income  realized  by each  class.  Such variance  will reflect only  accrued net income to which the  shareholders  of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best- efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average daily net assets  ("Service
Fees") to investment  professionals or to Federated Shareholder Services Company
("FSSC"), a subsidiary of Federated,  for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS

Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service fees.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters  submitted to shareholders  for vote. All Shares of the Trust have equal voting rights,  except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.


As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Institutional Shares: Charles Schwab & CO.,
Inc, San Francisco,  CA, owned  approximately  4,766,655 Shares (17.95%),  Stock
Yards Bank & Trust Co, Louisville,  KY, owned approximately 2,957,757 Shares
(11.14%),   Conservative   Allocation  Fund,  Boston,  MA,  owned  approximately
1,678,596  Shares  (6.32%)  and  Macbee  Co,  Saugus,  MA,  owned  approximately
1,396,166 Shares (5.26%).

As of June 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding  Institutional  Service  Shares:  First Citizens
Bank & Trust Co, Raleigh, NC, owned approximately 1,160,848 Shares (22.10%),
Nationwide,  Columbus, OH, owned approximately 679,143 Shares (12.93%) and Mitra
& Co, Miwaukee, WI, owned approximately 655,154 Shares (12.47%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax. The Fund will be treated as a single,  separate entity for federal  income tax purposes so that income  earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.  The Fund is  entitled  to a loss  carryforward,  which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign  withholding  or other  taxes  that could  reduce the return on these securities.  Tax  treaties  between  the United  States and  foreign  countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Fund  intends to operate so as to qualify for  treaty-reduced  tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally  consists solely of the income generated by the securities in the  portfolio,  whereas tax- basis income  includes,  in addition,  gains or losses attributable to currency fluctuation.  Due to differences in the book and tax treatment of fixed-income  securities denominated in foreign currencies,  it is difficult to project currency effects on an interim basis.  Therefore, to the
extent  that  currency   fluctuations  cannot  be  anticipated,   a  portion  of
distributions to shareholders  could later be designated as a return of capital, rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If the Fund  invests  in the stock of  certain  foreign  corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented  by stock or  securities  of  foreign  corporations,  the Fund  will qualify for  certain  Code  provisions  that allow its  shareholders  to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises five portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 136 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four  portfolios;Golden
Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of June 1, 2004,  the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

  Name Birth      Principal Occupation(s) for Past Five Years,    Aggregate      Total
 Date Address        Other Directorships Held and Previous        Compensation   Compensation
Positions Held                    Position(s)                     From           From Trust
  with Trust                                                      Fund           and
 Date Service                                                     (past          Federated
     Began                                                        fiscal         Fund Complex
                                                                    year)        (past
                                                                                 calendar
                                                                                 year)

John F.         Principal Occupations: Chairman and Director or      $0           $0
Donahue* Birth  Trustee of the Federated Fund Complex; Chairman
Date: July 28,  and Director, Federated Investors, Inc.
1924 CHAIRMAN   Previous Positions: Trustee, Federated
AND TRUSTEE     Investment Management Company and Chairman and
Began serving:  Director, Federated Investment Counseling.
January 1986

J.Christopher   Principal Occupations: Principal Executive           $0           $0
Donahue* Birth  Officer and President of the Federated Fund
Date: April11,  Complex; Director or Trustee of some of the
1949 PRESIDENT  Funds in the Federated Fund Complex; President,
AND TRUSTEE     Chief Executive Officer and Director, Federated
Began serving:  Investors, Inc.; Chairman and Trustee,
January 2000    Federated Investment Management Company;
                Trustee, Federated Investment Counseling;
                Chairman and Director, Federated Global
                Investment Management Corp.; Chairman,
                Federated Equity Management Company of
                Pennsylvania, Passport Research, Ltd. And
                Passport Research II, Ltd.; Trustee, Federated
                Shareholder Services Company; Director,
                Federated Services Company. Previous Positions:
                President, Federated Investment Counseling;
                President and Chief Executive Officer,
                Federated Investment Management Company,
                Federated Global Investment Management Corp.
                and Passport Research, Ltd.

Lawrence D.     Principal Occupations: Director or Trustee of      $537.89     $148,500
Ellis, M.D.*    the Federated Fund Complex; Professor of
Birth Date:     Medicine, University of Pittsburgh; Medical
October 11,     Director, University of Pittsburgh Medical
1932 3471       Center Downtown; Hematologist, Oncologist and
Fifth Avenue    Internist, University of Pittsburgh Medical
Suite 1111      Center. Other Directorships Held: Member,
Pittsburgh, PA  National Board of Trustees, Leukemia Society of
TRUSTEE Began   America. Previous Positions: Trustee,
serving:        University of Pittsburgh; Director, University
August 1987     of Pittsburgh MedicalCenter.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

  Name Birth      Principal Occupation(s) for Past Five Years,    Aggregate      Total
 Date Address        Other Directorships Held and Previous        Compensation   Compensation
Positions Held                    Position(s)                     From           From Trust
  with Trust                                                      Fund           and
 Date Service                                                     (past          Federated
     Began                                                        fiscal         Fund Complex
                                                                    year)        (past
                                                                                 calendar
                                                                                 year)

Thomas G.         Principal Occupation: Director or Trustee of      $591.68       $163,350
Bigley Birth      the Federated Fund Complex. Other
Date:             Directorships Held: Director, Member of
February3, 1934   Executive Committee, Children's Hospital of
15 Old Timber     Pittsburgh; Director, University of
Trail             Pittsburgh. Previous Position: Senior Partner,
Pittsburgh, PA    Ernst & Young LLP.
TRUSTEE Began
serving:
October1995

John T. Conroy,   Principal Occupations: Director or Trustee of     $591.68       $163,350
Jr. Birth Date:   the Federated Fund Complex; Chairman of the
June23, 1937      Board, Investment Properties Corporation;
Grubb &       Partner or Trustee in private real estate
Ellis/Investment  ventures in Southwest Florida. Previous
Properties        Positions: President, Investment Properties
Corporation       Corporation; Senior Vice President, JohnR.
3838 Tamiami      Wood and Associates, Inc., Realtors;
Trail North       President, Naples Property Management, Inc.
Naples, FL        and Northgate Village Development Corporation.
TRUSTEE Began
serving:
November 1991

Nicholas P.       Principal Occupation: Director or Trustee of     $591.68     $163,350
Constantakis      the Federated Fund Complex. Other
Birth Date:       Directorships Held: Director and member of the
September3,       Audit Committee, Michael Baker Corporation
1939 175          (engineering and energy services worldwide).
Woodshire Drive   Previous Position: Partner, Anderson Worldwide
Pittsburgh, PA    SC.
TRUSTEE Began
serving:
February1998

John F.           Principal Occupation: Director or Trustee of     $537.89     $148,500
Cunningham        the Federated Fund Complex. Other
Birth Date:       Directorships Held: Chairman, President and
March5, 1943      Chief Executive Officer, Cunningham & Co.,
353 El Brillo     Inc. (strategic business consulting); Trustee
Way Palm Beach,   Associate, Boston College. Previous Positions:
FL TRUSTEE        Director, Redgate Communications and EMC
Began serving:    Corporation (computer storage systems);
January1999       Chairman of the Board and Chief Executive
                  Officer, Computer Consoles, Inc.; President
                  and Chief Operating Officer, Wang
                  Laboratories; Director, First National Bank of
                  Boston; Director, Apollo Computer, Inc.

Peter E. Madden   Principal Occupation: Director or Trustee of     $537.89     $148,500
Birth Date:       the Federated Fund Complex; Management
March16, 1942     Consultant. Other Directorships Held: Board of
One Royal Palm    Overseers, Babson College. Previous Positions:
Way 100 Royal     Representative, Commonwealth of Massachusetts
Palm Way Palm     General Court; President, State Street Bank
Beach, FL         and Trust Company and State Street Corporation
TRUSTEE Began     (retired); Director, VISA USA and VISA
serving:          International; Chairman and Director,
November1991      Massachusetts Bankers Association; Director,
                  Depository Trust Corporation; Director, The
                  Boston Stock Exchange.

Charles F.        Principal Occupations: Director or Trustee of    $591.68     $163,350
Mansfield, Jr.    the Federated Fund Complex; Management
Birth Date:       Consultant; Executive Vice President, DVC
April10, 1945     Group, Inc. (marketing, communications and
80 South Road     technology) (prior to 9/1/00). Previous
Westhampton       Positions: Chief Executive Officer, PBTC
Beach, NY         International Bank; Partner, Arthur Young
TRUSTEE Began     & Company (now Ernst & Young LLP);
serving:          Chief Financial Officer of Retail Banking
January2000       Sector, Chase Manhattan Bank; Senior Vice
                  President, HSBC Bank USA (formerly, Marine
                  Midland Bank); Vice President, Citibank;
                  Assistant Professor of Banking and Finance,
                  Frank G. Zarb School of Business, Hofstra
                  University.

John E. Murray,   Principal Occupations: Director or Trustee of    $645.45     $178,200
Jr., J.D.,        the Federated Fund Complex; Chancellor and Law
S.J.D. Birth      Professor, Duquesne University; Partner,
Date:             Murray, Hogue & Lannis. Other
December20,       Directorships Held: Director, Michael Baker
1932              Corp. (engineering, construction, operations
Chancellor,       and technical services). Previous Positions:
Duquesne          President, Duquesne University; Dean and
University        Professor of Law, University of Pittsburgh
Pittsburgh, PA    School of Law; Dean and Professor of Law,
TRUSTEE Began     Villanova University School of Law.
serving:
February1995

Marjorie P.       Principal Occupations: Director or Trustee of    $537.89     $148,500
Smuts Birth       the Federated Fund Complex; Public Relations/
Date: June21,     Marketing Consultant/Conference Coordinator.
1935 4905         Previous Positions: National Spokesperson,
Bayard Street     Aluminum Company of America; television
Pittsburgh, PA    producer; President, Marj Palmer Assoc.;
TRUSTEE Began     Owner, Scandia Bord.
serving:
January1986

John S. Walsh     Principal Occupations: Director or Trustee of    $537.89     $148,500
Birth Date:       the Federated Fund Complex; President and
November28,       Director, Heat Wagon, Inc. (manufacturer of
1957 2604         construction temporary heaters); President and
William Drive     Director, Manufacturers Products, Inc.
Valparaiso, IN    (distributor of portable construction
TRUSTEE Began     heaters); President, Portable Heater Parts, a
serving:          division of Manufacturers Products, Inc.
January 2000      Previous Position: Vice President, Walsh &
                  Kelly, Inc.

OFFICERS**

Name Birth Date  Principal Occupation(s) and Previous Position(s)
Positions Held
with Trust Date
Service Began

John W.          Principal Occupations: Executive Vice President and Secretary of the
McGonigle Birth  Federated Fund Complex; Executive Vice President, Secretary and
Date:            Director, Federated Investors, Inc. Previous Positions: Trustee,
October26, 1938  Federated Investment Management Company and Federated Investment
EXECUTIVE VICE   Counseling; Director, Federated Global Investment Management Corp.,
PRESIDENT AND    Federated Services Company and Federated Securities Corp.
SECRETARY Began
serving:
January1986

Richard          Principal Occupations: Principal Financial Officer and Treasurer of the
J.Thomas Birth   Federated Fund Complex; Senior Vice President, Federated
Date: June17,    AdministrativeServices. Previous Positions: Vice President, Federated
1954 TREASURER   Administrative Services; held various management positions within Funds
Began serving:   Financial Services Division of Federated Investors, Inc.
November1998

Richard B.       Principal Occupations: Vice Chairman or Vice President of some of the
Fisher Birth     Funds in the Federated Fund Complex; Vice Chairman, Federated Investors,
Date: May17,     Inc.; Chairman, Federated Securities Corp. Previous Positions: President
1923 VICE        and Director or Trustee of some of the Funds in the Federated Fund
PRESIDENT Began  Complex; Executive Vice President, Federated Investors, Inc. and
serving:         Director and Chief Executive Officer, Federated Securities Corp.
January1986

Stephen F. Auth  Principal Occupations: Chief Investment Officer of this Fund and various
Birth Date:      other Funds in the Federated Fund Complex; Executive Vice President,
September 3,     Federated Investment Counseling, Federated Global Investment Management
1956             Corp., Federated Equity Management Company of Pennsylvania and Passport
CHIEF            Research II, Ltd.
INVESTMENT
OFFICER          Previous Positions: Executive Vice President, Federated Investment
Began serving:   Management Company, and Passport Research, Ltd.; Senior Vice President,
May 2004         Global Portfolio Management Services Division; Senior Vice President,
                 Federated Investment Management Company and Passport Research, Ltd.;
                 Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J.        Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an
Ostrowski        Investment Analyst and became a Portfolio Manager in 1990. He was named
Birth Date:      Chief Investment Officer of taxable fixed income products in 2004 and
April 26, 1963   also serves as a Senior Portfolio Manager. He has been a Senior Vice
CHIEF            President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered
INVESTMENT       Financial Analyst. He received his M.S. in Industrial Administration
OFFICER          from Carnegie Mellon University.
Began serving:
May 2004

Joseph M.        Joseph M. Balestrino has been the Fund's Portfolio Manager since
Balestrino       January1994. He is Vice President of the Trust. Mr.Balestrino joined
Birth Date:      Federated in 1986 and has been a Senior Portfolio Manager and Senior
November 3,      Vice President of the Fund's Adviser since 1998. He was a Portfolio
1954 VICE        Manager and a Vice President of the Fund's Adviser from 1995 to 1998.
PRESIDENT        Mr.Balestrino served as a Portfolio Manager and an Assistant Vice
Began serving:   President of the Adviser from 1993 to 1995. Mr.Balestrino is a Chartered
November1998     Financial Analyst and received his Master's Degree in Urban and Regional
                 Planning from the University ofPittsburgh.

Randall S.       Randall S. Bauer is Vice President of the Trust. Mr.Bauer joined
Bauer            Federated in 1989 and has been a Portfolio Manager and a Vice President
Birth Date:      of the Fund's Adviser since 1994. Mr.Bauer is a Chartered Financial
November16,      Analyst and received his M.B.A. in Finance from Pennsylvania State
1957 VICE        University.
PRESIDENT Began
serving:
November 1998

John L. Nichol   John L. Nichol is Vice President of the Trust. Mr. Nichol joined
Birth Date: May  Federated in September 2000 as an Assistant Vice President/Senior
21, 1963         Investment Analyst. He has been a Portfolio Manager since December 2000
VICE PRESIDENT   and was named a Vice President of the Fund's Adviser in July 2001. Mr.
Began Serving:   Nichol served as a portfolio manager and analyst for the Public
May 2004         Employees Retirement System of Ohio from 1992 through August 2000. Mr.
                 Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio
                 State University.


**    Officers do not receive any compensation from the Fund.

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
Board    Committee       Committee Functions                                        Meetings
CommitteeMembers                                                                    Held
                                                                                    During
                                                                                    Last
                                                                                    Fiscal
                                                                                    Year
ExecutiveJohn F.         In between meetings of the full Board, the Executive       One
         Donahue John    Committee generally may exercise all the powers of the
         E. Murray,      full Board in the management and direction of the
         Jr., J.D.,      business and conduct of the affairs of the Trust in such
         S.J.D.          manner as the Executive Committee shall deem to be in
                         the best interests of the Trust. However, the Executive
                         Committee cannot elect or remove Board members, increase
                         or decrease the number of Trustees, elect or remove any
                         Officer, declare dividends, issue shares or recommend to
                         shareholders any action requiring shareholder approval.

Audit    Thomas G.       The Audit Committee reviews and recommends to the full     Four
         Bigley John T.  Board the independent auditors to be selected to audit
         Conroy, Jr.     the Fund's financial statements; meets with the
         Nicholas P.     independent auditors periodically to review the results
         Constantakis    of the audits and reports the results to the full Board;
         Charles F.      evaluates the independence of the auditors, reviews
         Mansfield, Jr.  legal and regulatory matters that may have a material effect on the financial statements, related compliance
                         policies and programs, and the related reports received
                         from regulators; reviews the Fund's internal audit
                         function; reviews compliance with the Fund's code of
                         conduct/ethics; reviews valuation issues; monitors
                         inter-fund lending transactions; reviews custody
                         services and issues and investigates any matters brought
                         to the Committee's attention that are within the scope
                         of its duties.


BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED  FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2003

Interested Board Member Name                 Dollar Range of        Aggregate Dollar
                                        Shares Owned in Fund         Range of Shares
                                                                  Owned in Federated
                                                                           Family of
                                                                          Investment
                                                                           Companies
John F. Donahue                                         None           Over $100,000
J.Christopher Donahue                                   None           Over $100,000
Lawrence D. Ellis, M.D.                                 None           Over $100,000

Independent Board Member Name
Thomas G. Bigley                                        None           Over $100,000
John T. Conroy, Jr.                                     None           Over $100,000
Nicholas P. Constantakis                                None           Over $100,000
John F. Cunningham                                      None           Over $100,000
Peter E. Madden                                         None           Over $100,000
Charles F. Mansfield, Jr.                               None      $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                       None           Over $100,000
Marjorie P. Smuts                                       None           Over $100,000
John S. Walsh                                           None           Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long-term performance;  the Adviser's management philosophy,  personnel, and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund offered by Federated.


Services Agreement

Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR


Federated  Administrative  Services  (FAS), a subsidiary of Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign  instruments  purchased by the Fund are held by foreign banks  participating  in a network  coordinated  by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated  Services Company,  through its registered  transfer agent subsidiary,
FSSC,  maintains all necessary  shareholder  records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS

The  independent  auditors  for the Fund,  Ernst &  Young LLP,  conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended        2004            2003          2002
April 30
Advisory Fee Earned    $1,551,057      $1,559,267     $1,714,258
Advisory Fee            $369,009        400,970        413,075
Reduction
Advisory Fee              1,537          1,553          1,164
Reimbursement
Brokerage                   0              0              0
Commissions
Administrative Fee       234,897        235,514        257,997
12b-1 Fee:
  Institutional             0              -              -
  Service Shares
Shareholder Services
Fee:
  Institutional             0              -              -
  Shares
  Institutional             0              -              -
  Service Shares


Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total  returns are given for the one-year,  five-year  and Start of  Performance periods ended April 30, 2004.

Yield is given for the 30-day period ended April 30, 2004.

                    30-Day Period    1 Year    5 Years    10 Years
Institutional
Shares:
Total Return
  Before Taxes           NA           3.28%     6.46%       7.15%
  After Taxes on         NA           1.57%     4.04%       4.58%
  Distributions
  After Taxes on         NA           2.12%     4.00%       4.50%
  Distributions
  and Sale of
  Shares
Yield                   3.87%          NA         NA         NA

                 30-Day Period   1 Year    5 Years   10 Years
Institutional
Service Shares:
Total Return
  Before Taxes        NA         3.02%      6.20%      6.88%
  After Taxes         NA         1.40%      3.88%      4.42%
  on
  Distributions
  After Taxes         NA         1.96%      3.84%      4.34%
  on
  Distributions
  and Sale of
  Shares
Yield                3.61%         NA        NA         NA

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|X|  references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

|X|  charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

|X|  discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

|X|  information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings  accounts,  certificates  of deposit, and Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper,  Inc.,  ranks funds in various  fund  categories  by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term  investment  grade debt funds" category in advertising and sales literature.

Morningstar, Inc.,
Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.


Lehman Brothers U.S. Intermediate Credit Index
Lehman  Brothers  U.S.  Intermediate  Credit  Index is a market  value  weighted performance  benchmark for government and corporate  fixed-rate debt issues with maturities between one and ten years.

Lehman Brothers U.S. Government/Credit Index
Lehman Brothers U.S. Government/Credit Index is comprised of approximately 5,000 issues which include nonconvertible bonds publicly issued by the U.S. government or  its  agencies;  corporate  bonds  guaranteed  by  the  U.S.  government  and quasi-federal  corporations;  and publicly  issued,  fixed rate,  nonconvertible domestic  bonds of companies in industry,  public  utilities,  and finance.  The average  maturity of these bonds  approximates  nine years.  Tracked by Shearson
Lehman Brothers,  Inc. the index  calculates total returns for one month,  three month, twelve month, and ten year periods and year-to-date.

Lehman Brothers U.S. Credit Bond Index
Lehman  Brothers  U.S.  Credit Bond Index is composed  of all  publicly  issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's  Investors  Service or BBB by  Standard  &  Poor's,  if
unrated by Moody's. Collateralized Mortgage Obligations (CMOs) are not included.
Total  return  comprises  price   appreciation/depreciation   and  income  as  a
percentage of the original investment.

Lehman Brothers U.S. Intermediate Government/Credit Index


Lehman Brothers Intermediate  Government/Credit Index is a market value weighted performance  benchmark for government and corporate  fixed-rate debt issues with maturities between one and ten years.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds with  approximately  $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 32 years'  experience.  As of
December 31, 2003,  Federated  managed 36 equity  funds  totaling  approximately
$25.6 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2003,  Federated  managed 11 money market funds and 4 bond funds with assets  approximating $61.7 billion and
$3.4 billion,  respectively.  Federated''s corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate  bond sector.  In 1972,  Federated  introduced one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2003,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2003,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors within  Federated are:  Global Equity-- - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity products;  Global Fixed Income - Mary Jo Ochson and Robert
J.  Ostrowski are  responsible  for  overseeing  the  management of  Federated's domestic  and  international  fixed  income and high yield  products;  and Money
Markets - Deborah A.  Cunningham is responsible for overseeing the management of
Federated's money market fund products.


MUTUAL FUND MARKET

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Highest  credit  quality.  `AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  `AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  `BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment- grade category.

BB--Speculative.  `BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  `B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--A  short-term  obligation  rated `A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A  short-term  obligation  rated `A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates   a  satisfactory   capacity  for  timely  payment  of  financial
commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.

ADDRESSES

FEDERATED INTERMEDIATE CORPORATE BOND FUND
(Formerly, Federated Intermediate Income Fund)
Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            (a)   (i)      Conformed copy of Restatement and Amendment #8 to the
                           Declaration of Trust of the Registrant; (13)
                  (ii)     Conformed copy of Amendment No. 9 to the Restated and Amended
                           Declaration of Trust of the Registrant; (14)
                  (iii)    Conformed copy of Amendment No. 10 to the Declaration of Trust of the
                           Registrant; (14)
                  (iv)     Conformed copy of Amendment No. 11 to the Declaration of Trust of the
                           Registrant (16)
                  (v)      Conformed copy of Amendment No. 12 to the Declaration of Trust of the
                           Registrant (17)
            (b)   (i)      Copy of Amended and Restated By-Laws of the Registrant; (6)
                  (ii)     Copy of Amendment No. 4 to the By-Laws of the Registrant; (11)
                  (iii)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
                  (iv)     Copy of Amendment No. 6 to the By-Laws of the Registrant; (11)
                  (v)      Copy of Amendment No. 7 to the By-Laws of the Registrant; (11)
                  (vi)     Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
                  (vii)    Copy of Amendment No. 9 to the By-Laws of the Registrant (16)
            (c)            Copy of Specimen Certificate for Shares of Beneficial Interest
                           of the Registrant; (8)
            (d)   (i)      Conformed copy of Investment Advisory Contract of the
                           Registrant (including Exhibit A); (12)
                  (ii)     Conformed copy of Exhibit B to the Investment Advisory Contract of the
                           Registrant; (12)
                  (iii)    Conformed copy of Exhibit C to the Investment Advisory Contract of the
                           Registrant; (14)
                  (iv)     Conformed copy of Exhibit D to the Investment Advisory Contract of the
                           Registrant (16)
                  (v)      Conformed copy of Amendment to Investment Advisory Contract of
                           Registrant; (13)
                  (vi)     Conformed copy of Investment Advisory Contract of the
                           Registrant (Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
                  (viii)   Conformed copy of the Sub-Advisory Agreement including Exhibit
                           A of the Registrant(Federated Capital Income Fund only); (16)
                  (ix)     Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only);
                           (16)
                  (x)      Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only);
                           (16)
            (e)   (i)      Conformed copy of Distributor's Contract, of the Registrant
                           (including Exhibits A and B); (12)
                  (ii)     Conformed copy of Exhibit C to Distributor's Contract of the
                           Registrant; (8)
                  (iii)    Conformed copy of Exhibit D to Distributor's Contract of the
                           Registrant; (8)
                  (iv)     Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (14)
                  (v)      Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (14)
                  (vi)     Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (15)
                  (vii)    Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (15)
                  (viii)   Conformed copy of Exhibit I to the Distributor's Contract of the
                           Registrant; (15)
                  (ix)     Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the
                           Distributor's Contract of the Registrant (16)
                  (x)      Conformed copy of Amendment to Distributor's Contract of Registrant; (13)
                  (xi)     Conformed copy of Amendment dated October 01, 2003 to Distributor's Contract of the Registrant (16)
                  (xii)    Conformed copy of Distributor's Contract of the Registrant
                           (Class B Shares of Federated Capital Income Fund only); (15)
                  (xiii)   The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                           Service Agreement; and Plan/Trustee Mutual Funds Service
                           Agreement from Item 24(b)(6) of the Cash Trust Series II
                           Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269);
            (f)            Not applicable;
            (g)   (i)      Conformed copy of Custodian Agreement of the Registrant; (10)
                  (ii)     Conformed copy of Custodian Fee Schedule; (11)
                  (iii)    Conformed copy of Amendment to Custodian Contract; (13)
            (h)   (i)      Conformed copy of Amended and Restated Agreement for Fund
                           Accounting Services, Administrative Services, Shareholder
                           Transfer Agency Services and Custody Services Procurement;
                           (11)
                  (ii)     The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the
                           Amended & Restated Agreement for Fund Accounting Services,
                           Administrative Services, Transfer Agency Services and Custody
                           Services Procurement from Item 23 (h)(v) of the Federated
                           U.S. Government Securities: 2-5 Years Registration Statement
                           of Form N-1A, filed with the Commission on March 30, 2004.
                           (File Nos.2-75769 and 811-3387);
                  (iii)    The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the
                           Amended No. 3 to the Amended & Restated Agreement for Fund
                           Accounting Services, Administrative Services, Transfer Agency
                           Services and Custody Services Procurement from Item 23 (h)(v)
                           of the Federated U.S. Government Securities: 2-5 Years
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 30, 2004.  (File Nos. 2-75769 and
                           811-3387);
                  (iv)     The Registrant hereby incorporates the conformed copy of the
                           Second Amended and Restated Services Agreement from Item
                           (h)(v) of the Investment Series Funds, Inc. Registration
                           Statement on Form N-1A, filed with the Commission on January
                           23, 2002 (File Nos. 33-48847 and 811-07021).
                  (v)      Copy of Second Amended and Restated Shareholder Services
                           Agreement; (13)
                  (vi)     Conformed copy of Principal Shareholder Services Agreement
                           (Class B Shares of Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Shareholder Services Agreement (Class B
                           Shares of Federated Capital Income Fund only); (15)
                  (viii)   The responses and exhibits described in Item 23(e)(xiii) are hereby incorporated by reference;
                  (ix)     The Registrant hereby incorporates by reference the conformed copy of the
                           Agreement for Administrative Services from Item
                           23(h)(vix) of the Federated Index Trust Registration
                           Statement on form N-1A, filed with the Commission on
                           December 30, 2003. (File Nos. 33-33852 and 811-6061).
                  (x)      The Registrant Hereby incorporates by reference the conformed copy of the
                           Financial Administration and Accounting Services
                           Agreement from Item 23(h)(v) of the Federated Limited
                           Duration Government Fund, Inc. Registration Statement on
                           Form N-1A, filed with the Commission on April 26, 2004.
                           (File Nos. 33-41004 and 811-6307);
            (i)            Conformed copy of Opinion and Consent of Counsel as to
                           legality of shares being registered; (13)
            (j)            Conformed copy of Consent of Independent Auditors; (18)
            (k)            Not applicable;
            (l)            Not applicable;
            (m)   (i)      Conformed copy of Distribution Plan of the Registrant
                           (including Exhibit A through E); (18)
                  (ii)     The responses described in Item 23(e)(xiii) are hereby
                           incorporated by reference;
            (n)            The Registrant hereby incorporates the conformed copy of the
                           Multiple Class Plan from Item (n) of the Federated GNMA Trust
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 29, 2004.  (File Nos. 2-75670 and
                           811-3375);
            (o)   (i)      Conformed copy of Power of Attorney of the Registrant; (12)
                  (ii)     Conformed copy of Power of Attorney of Chief Investment
                           Officer of the Registrant; (13)
                  (iii)    Conformed copy of Power of Attorney of Trustees of the
                           Registrant; (13)
            (p)            The Registrant hereby incorporates the conformed copy of the
                           Code of Ethics for Access Persons from Item 23 (p) of the
                           Money Market Obligations Trust Registration Statement on Form
                           N-1A filed with the Commission on February 26, 2004 (File
                           Nos. 33-31602 and 811-5950).

+     All exhibits are being filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 45 on Form N-1A filed June 1, 2004. (File Nos. 33-3164 and 811-4577).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (4)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson &
            Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Teri Lynn Moore
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
            Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
                  Trust; Federated Government Income Securities, Inc.;
                  Federated High Income Bond Fund, Inc.; Federated High Yield
                  Trust; Federated Income Securities Trust; Federated Income
                  Trust; Federated Index Trust; Federated Institutional Trust;
                  Federated Insurance Series; Federated International Series,
                  Inc.; Federated Investment Series Funds, Inc.; Federated
                  Limited Duration Government Fund, Inc.; Federated Managed
                  Allocation Portfolios; Federated Municipal Opportunities
                  Fund, Inc.; Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund,
                  Inc.; Federated Stock Trust; Federated Total Return
                  Government Bond Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust; Edward
                  Jones Money Market Fund; Edward Jones Tax-Free Money Market
                  Fund; Money Market Obligations Trust; Regions Morgan Keegan
                  Select Funds and SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       [Insert Title(s)]

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastrol
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Diane M. Robinson
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent for service
                                          at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Passport Research II, Ltd.                Federated Investors Tower
("Adviser and Sub-Adviser of              1001 Liberty Avenue
Equity portion of portfolio")             Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company                        1001 Liberty Avenue
("Sub-Adviser of Fixed-Income             Pittsburgh, PA 15222-3779
 portion of portfolio")

State Street Bank and                     P.O. Box 8600
Trust Company ("Custodian")               Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

          Registrant  hereby undertakes to comply with the provisions of Section
          16(c) of the 1940 Act with  respect  to removal  of  Trustees  and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant,  FEDERATED  INCOME  SECURITIES
TRUST, certifies that it meets all of the requirements for effectiveness of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and  Commonwealth of  Pennsylvania,  on the 29th day of June,
2004.

                        FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  June 29, 2004

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                        DATE

By:   /s/ Andrew P. Cross                Attorney In Fact           June 29, 2004
      Andrew P. Cross                    For the Persons
      ASSISTANT SECRETARY                Listed Below

NAME                                       TITLE

John F. Donahue*                         Chairman and Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

Richard J. Thomas*                       Treasurer
                                         (Principal Financial Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee
* By Power of Attorney